DECOMMISSIONING AND RESTORATION LIABILITY (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Increase decrease in discounted cash flows of decommissioning restoration and rehabilitation provision	$ 4,372	$ 726